LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.82%
Brazil–4.39%
Ambev	570,100	$ 2,450,556
Atacadao Distribuicao Comercio e Industria Ltda	47,000	241,161
†B2W Cia Digital	22,400	240,113
B3 SA - Brasil Bolsa Balcao	248,800	2,025,807
Banco Bradesco	122,500	1,170,138
Banco do Brasil	104,500	1,293,923
Banco Santander	49,800	554,937
BB Seguridade Participacoes	84,600	568,271
BR Malls Participacoes	99,300	316,768
†BRF	63,300	364,084
CCR	146,300	437,553
†Centrais Eletricas Brasileiras	25,800	240,449
Cia de Saneamento Basico do Estado de Sao Paulo	41,100	437,206
†Cia Siderurgica Nacional	74,200	307,007
Cielo	147,100	355,789
Cosan	19,300	208,904
Embraer	80,100	379,290
Engie Brasil Energia	24,225	265,616
Equatorial Energia	20,300	414,000
Hypera	41,600	275,184
IRB Brasil Resseguros	13,100	304,468
JBS	114,900	473,645
Klabin	84,700	367,325
Kroton Educacional	168,500	451,015
Localiza Rent a Car	69,444	580,156
Lojas Renner	87,400	971,917
M Dias Branco	13,000	142,506
Magazine Luiza	9,200	403,565
Multiplan Empreendimentos Imobiliarios	33,400	199,358
Natura Cosmeticos	23,200	266,465
Petrobras Distribuidora	41,500	245,268
Petroleo Brasileiro	360,000	2,851,239
Porto Seguro	12,400	170,291
Raia Drogasil	27,900	463,391
†Rumo	132,000	641,230
Sul America	23,900	180,379
Suzano Papel e Celulose	66,030	780,821
TIM Participacoes	101,400	307,669
Ultrapar Participacoes	43,700	522,567
Vale	385,000	5,028,644
WEG	101,200	465,246
		28,363,921
Chile–0.91%
Aguas Andinas Class A	305,695	173,801
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Banco de Chile	3,044,267	$ 448,127
Banco de Credito e Inversiones	5,716	365,418
Banco Santander Chile	7,976,058	599,987
Cencosud	171,426	296,775
Cia Cervecerias Unidas	17,516	250,759
Colbun	932,034	210,648
Empresa Nacional de Telecomunicaciones	17,684	184,141
Empresas CMPC	150,913	532,239
Empresas COPEC	47,158	598,650
Enel Americas	3,471,501	616,914
Enel Chile	3,366,169	352,691
Itau CorpBanca	19,686,104	173,616
Latam Airlines Group	36,473	387,337
SACI Falabella	90,355	671,848
		5,862,951
China–24.23%
3SBio	151,000	296,990
†51job ADR	2,900	225,852
†58.com ADR	11,400	748,752
AAC Technologies Holdings	88,000	521,974
Agile Group Holdings	186,000	301,909
Air China Class H	216,000	266,021
†Alibaba Group Holding ADR	157,000	28,644,650
†Alibaba Health Information Technology	420,000	486,384
†Aluminum of China Class H	464,000	171,451
Angang Steel Class H	140,000	102,574
Anhui Conch Cement Class H	149,500	914,776
ANTA Sports Products	130,000	886,209
†Autohome ADR	7,100	746,352
AviChina Industry & Technology Class H	267,000	170,624
BAIC Motor Class H	226,000	147,936
†Baidu ADR	33,500	5,522,475
†Baozun ADR	4,700	195,238
BBMG Class H	300,000	110,305
Beijing Capital International Airport Class H	198,000	188,062
†Beijing Enterprises Water Group	680,000	420,660
BYD Class H	77,000	465,560
BYD Electronic International	86,500	111,861
†CAR	96,000	82,906
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Agri-Industries Holdings	269,000	$ 92,201
China Coal Energy Class H	263,000	108,973
China Communications Services Class H	284,000	253,758
China Conch Venture Holdings	196,500	703,642
China Eastern Airlines Class H	180,000	127,732
China Everbright	110,000	218,444
China Everbright Bank Class H	325,000	153,886
China Everbright International	407,000	414,557
China Evergrande Group	318,000	1,059,102
China Hongqiao Group	255,500	192,572
China Huarong Asset Management Class H	1,197,000	255,044
China International Capital Class H	124,000	287,852
China Jinmao Holdings Group	622,000	406,722
China Life Insurance Class H	899,000	2,423,823
†China Literature	23,200	108,905
China Longyuan Power Group Class H	379,000	264,065
China Medical System Holdings	175,000	170,139
†China Mengniu Dairy	334,000	1,243,086
China Merchants Bank Class H	471,500	2,297,022
China Molybdenum Class H	441,000	184,743
China Oilfield Services Class H	214,000	231,013
China Oriental Group	126,000	79,325
China Overseas Land & Investment	466,000	1,773,366
China Pacific Insurance Group Class H	320,400	1,258,925
China Power International Development	565,000	144,726
China Railway Construction Class H	236,500	310,408
China Railway Signal & Communication Class H	189,000	149,695
China Reinsurance Group Class H	727,000	153,871
China Resources Beer Holdings	176,000	742,340
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Gas Group	108,000	$ 509,863
China Resources Land	336,000	1,509,956
China Resources Pharmaceutical Group	186,500	263,642
China Southern Airlines Class H	234,000	209,383
China Taiping Insurance Holdings	195,600	584,660
China Tower Class H	4,818,000	1,119,123
China Traditional Chinese Medicine Holdings	290,000	172,691
China Travel International Investment Hong Kong	280,000	71,421
China Unicom Hong Kong	742,000	944,733
China Vanke Class H	151,000	635,544
China Zhongwang Holdings	209,600	114,364
Chongqing Rural Commercial Bank Class H	295,000	170,729
CIFI Holdings Group	416,000	315,961
CITIC Securities Class H	275,500	643,706
CNOOC	2,167,000	4,036,427
COSCO SHIPPING Energy Transportation Class H	158,000	90,666
†COSCO SHIPPING Holdings Class H	330,500	137,388
COSCO SHIPPING Ports	216,000	233,574
Country Garden Holdings	921,000	1,442,038
†Country Garden Services Holdings	128,000	238,993
CRRC	501,000	472,600
CSPC Pharmaceutical Group	568,000	1,058,264
†Ctrip.com International ADR	49,400	2,158,286
Dali Foods Group	240,000	179,245
Datang International Power Generation Class H	392,000	105,018
ENN Energy Holdings	95,500	924,331
Far East Horizon	258,000	273,449
Future Land Development Holdings	210,000	260,751
Fuyao Glass Industry Group Class H	59,600	200,437
†GDS Holdings ADR	7,000	249,830
Geely Automobile Holdings	600,000	1,151,391

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Genscript Biotech	108,000	$ 204,317
GF Securities Class H	173,000	249,160
†GOME Retail Holdings	1,381,000	128,591
Greentown China Holdings	111,000	111,091
Greentown Service Group	124,000	110,159
Guangdong Investment	356,000	687,372
Guotai Junan Securities Class H	76,800	171,126
Haitian International Holdings	74,000	168,515
Haitong Securities Class H	389,200	504,822
†HengTen Networks Group	2,868,000	87,105
Hua Hong Semiconductor	52,000	122,249
Huadian Power International Class H	208,000	85,695
Huaneng Power International Class H	506,000	294,063
Huaneng Renewables Class H	612,000	170,276
Huatai Securities Class H	196,400	393,592
Huazhu Group ADR	15,800	665,812
Inner Mongolia Yitai Coal Class B	124,600	153,411
†iQIYI, Inc.	14,600	349,232
†JD.com ADR	88,300	2,662,245
Jiangsu Expressway Class H	144,000	203,758
Jiangxi Copper Class H	147,000	195,278
Jiayuan International Group	126,000	66,654
Kaisa Group Holdings	272,000	123,608
Kingdee International Software Group	275,000	319,317
Kingsoft	97,000	247,318
Kunlun Energy	386,000	404,058
KWG Group Holdings	161,500	195,342
Legend Holdings Class H	48,900	130,079
Lenovo Group	874,000	788,563
Logan Property Holdings	162,000	268,716
Longfor Group Holdings	179,000	631,356
Luye Pharma Group	147,000	128,777
Maanshan Iron & Steel Class H	198,000	97,051
†Meitu	219,000	103,194
†Meituan Dianping	37,700	254,813
Metallurgical Corp. of China Class H	368,000	108,946
†MMG	308,000	125,427
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Momo ADR	17,500	$ 669,200
NetEase ADR	9,400	2,269,630
New China Life Insurance Class H	99,300	507,153
†New Oriental Education & Technology Group Sponsored ADR	17,400	1,567,566
Nexteer Automotive Group	112,000	138,677
†Noah Holdings Sponsored ADR	3,600	174,456
People's Insurance Group of China Class H	893,000	382,942
PetroChina Class H	2,568,000	1,681,046
PICC Property & Casualty Class H	838,000	953,984
†Pinduoduo, Inc.	22,900	567,920
Ping An Insurance Group of China Class H	631,000	7,103,933
†Semiconductor Manufacturing International	375,000	380,038
Shandong Weigao Group Medical Polymer Class H	240,000	229,503
Shanghai Electric Group Class H	342,000	129,959
Shanghai Fosun Pharmaceutical Group Class H	65,500	237,075
Shanghai Industrial Holdings	63,000	148,479
Shanghai Lujiazui Finance & Trade Zone Development Class B	107,600	157,818
Shanghai Pharmaceuticals Holding Class H	103,400	225,362
Shenzhen International Holdings	113,000	240,288
Shenzhen Investment	412,000	157,656
Shenzhou International Group Holdings	91,300	1,226,635
Shui On Land	464,500	115,007
Sihuan Pharmaceutical Holdings Group	485,000	117,568
†SINA	7,800	462,072
Sino-Ocean Group Holding	390,000	171,394
Sinopec Engineering Group Class H	168,500	164,783
Sinopec Shanghai Petrochemical Class H	392,000	186,902
Sinotrans Class H	261,000	112,241
Sinotruk Hong Kong	81,000	172,878

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†SOHO China	266,500	$ 112,284
Sunac China Holdings	295,000	1,473,138
Sunny Optical Technology Group	86,600	1,038,194
†TAL Education Group ADR	43,300	1,562,264
Tencent Holdings	692,100	31,828,145
†Tencent Music Entertainment Group ADR	9,700	175,570
Tingyi Cayman Islands Holding	236,000	389,564
Tong Ren Tang Technologies Class H	72,000	96,764
†Towngas China	124,000	97,505
TravelSky Technology Class H	112,000	296,592
Tsingtao Brewery Class H	46,000	217,021
Uni-President China Holdings	166,000	162,907
†Vipshop Holdings ADR	52,300	419,969
Want Want China Holdings	600,000	499,125
†Weibo Sponsored ADR	6,600	409,134
Weichai Power Class H	233,000	373,966
†Wuxi Biologics Cayman	59,000	574,743
†Xiaomi Corp.	413,000	600,369
Xinjiang Goldwind Science & Technology Class H	79,200	114,221
Xinyi Solar Holdings	380,000	183,070
Yanzhou Coal Mining Class H	220,000	216,491
Yihai International Holding	56,000	249,479
Yuexiu Property	798,000	192,381
Yum China Holdings	43,800	1,967,058
Yuzhou Properties	208,000	125,827
†YY ADR	5,900	495,659
Zhaojin Mining Industry Class H	134,500	134,641
Zhejiang Expressway Class H	168,000	192,851
†ZhongAn Online P&C Insurance Class H	26,800	96,504
Zhongsheng Group Holdings	72,500	180,358
Zhuzhou CRRC Times Electric Class H	65,700	388,946
Zijin Mining Group Class H	686,000	284,024
†ZTE Class H	90,200	272,032
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
ZTO Express Cayman, Inc.	38,700	$ 707,436
		156,509,407
Colombia–0.29%
Bancolombia	27,463	341,131
Cementos Argos	59,012	145,863
Ecopetrol	596,550	639,021
Grupo Argos	34,109	193,653
Grupo de Inversiones Suramericana	28,077	322,689
Interconexion Electrica	52,456	262,606
		1,904,963
Czech Republic–0.16%
CEZ	19,359	454,934
Komercni banka	9,133	373,318
Moneta Money Bank	57,023	196,865
		1,025,117
Egypt–0.13%
Commercial International Bank Egypt	157,472	619,780
Eastern Tobacco	115,291	121,079
ElSewedy Electric	97,929	87,871
		828,730
Greece–0.22%
†Alpha Bank	164,275	227,949
Hellenic Telecommunications Organization	29,413	393,898
JUMBO	12,811	214,605
Motor Oil Hellas Corinth Refineries	7,122	165,374
OPAP	26,522	274,119
Titan Cement	5,923	127,966
		1,403,911
■Hong Kong–7.77%
Agricultural Bank of China Class H	3,554,000	1,642,886
†Alibaba Pictures Group	1,680,000	298,156
Bank of China Class H	9,647,000	4,384,274
Bank of Communications Class H	1,062,000	871,271
Beijing Enterprises Holdings	60,500	343,544
BOC Aviation	24,500	199,972
Brilliance China Automotive Holdings	364,000	361,571
CGN Power Class H	1,271,000	354,762
China Cinda Asset Management Class H	1,056,000	293,670

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
China CITIC Bank Class H	1,081,000	$ 689,314
China Communications Construction Class H	535,000	554,479
China Construction Bank Class H	11,647,000	9,997,418
=†China Ding Yi Feng Holdings, Ltd.	112,000	329,582
†China First Capital Group	406,000	214,806
China Galaxy Securities Class H	419,500	276,497
China Gas Holdings	215,000	757,427
China Merchants Port Holdings	164,000	349,755
China Minsheng Banking Class H	754,000	548,351
China Mobile	744,000	7,592,018
China National Building Material Class H	466,000	368,825
China Petroleum & Chemical Class H	3,084,000	2,447,665
China Railway Group Class H	452,000	412,683
China Resources Cement Holdings	292,000	302,541
China Resources Power Holdings	232,000	348,927
China Shenhua Energy Class H	412,500	941,404
China State Construction International Holdings	240,000	225,220
China Telecom Class H	1,684,000	937,017
CITIC	707,000	1,056,907
Dongfeng Motor Group Class H	326,000	327,049
Fosun International	308,000	523,300
†Fullshare Holdings	885,000	118,524
Great Wall Motor Class H	370,000	278,386
Guangzhou Automobile Group Class H	354,000	418,964
Guangzhou R&F Properties Class H	114,000	247,273
Haier Electronics Group	152,000	442,544
Hengan International Group	87,500	767,128
†Hutchison China MediTech ADR	6,300	192,654
Industrial & Commercial Bank of China Class H	8,406,000	6,173,235
Kingboard Holdings	84,000	298,356
Kingboard Laminates Holdings	138,000	145,473
Lee & Man Paper Manufacturing	180,000	153,590
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Nine Dragons Paper Holdings	193,000	$ 184,216
Postal Savings Bank of China Class H	949,000	543,372
Shimao Property Holdings	138,500	434,038
Sino Biopharmaceutical	842,000	769,500
Sinopharm Group Class H	144,400	602,058
SSY Group	176,000	164,131
Sun Art Retail Group	283,000	276,088
		50,160,821
Hungary–0.31%
MOL Hungarian Oil & Gas	44,497	510,273
OTP Bank	27,216	1,199,840
Richter Gedeon	16,737	316,202
		2,026,315
India–9.08%
Adani Ports & Special Economic Zone	61,877	337,593
Ambuja Cements	70,397	239,132
Ashok Leyland	137,293	180,815
Asian Paints	34,826	749,833
Aurobindo Pharma	31,579	357,433
†Avenue Supermarts	14,934	316,846
†Axis Bank	229,311	2,569,708
Bajaj Auto	10,092	423,944
Bajaj Finance	21,009	916,713
Bajaj Finserv	4,595	466,869
Bharat Forge	24,487	181,058
Bharat Petroleum	90,871	522,507
Bharti Airtel	169,434	814,320
Bharti Infratel	38,918	176,013
Bosch	867	227,460
Britannia Industries	6,897	306,903
Cadila Healthcare	26,229	131,345
Cipla	41,472	316,586
Coal India	81,153	277,786
Container Of India	24,240	183,772
Dabur India	63,173	372,656
Divi's Laboratories	9,456	232,385
Dr Reddy's Laboratories	13,819	555,402
Eicher Motors	1,604	475,563
GAIL India	94,407	474,093
Glenmark Pharmaceuticals	17,712	165,524
Godrej Consumer Products	43,032	426,251
Grasim Industries	39,310	486,920
Havells India	29,918	333,814
HCL Technologies	65,836	1,034,360

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hero MotoCorp	5,910	$ 217,789
Hindalco Industries	139,370	413,415
Hindustan Petroleum	72,284	297,285
Hindustan Unilever	79,070	1,947,526
Housing Development Finance	197,699	5,615,229
ICICI Bank	289,770	1,673,979
Indiabulls Housing Finance	33,202	410,777
Indian Oil	230,062	541,960
Infosys	424,371	4,554,337
InterGlobe Aviation	10,864	223,755
ITC	417,215	1,789,454
JSW Steel	100,959	426,910
Larsen & Toubro	57,894	1,158,122
LIC Housing Finance	35,272	270,961
Lupin	26,492	282,595
Mahindra & Mahindra	90,421	879,303
Mahindra & Mahindra Financial Services	35,765	217,535
Marico	53,591	268,113
Maruti Suzuki India	12,850	1,237,063
Motherson Sumi Systems	112,442	243,151
Nestle India	2,783	439,980
NTPC	286,268	556,226
Oil & Natural Gas	169,389	390,652
Page Industries	644	232,030
Petronet LNG	70,960	257,575
Pidilite Industries	14,428	259,421
Piramal Enterprises	9,850	393,029
Power Grid Corp. of India	223,736	639,166
REC	80,949	178,466
Reliance Industries	345,352	6,796,628
Shree Cement	990	266,768
Shriram Transport Finance	17,622	324,920
†State Bank of India	216,380	1,000,777
Sun Pharmaceutical Industries	101,566	702,720
Tata Consultancy Services	108,921	3,148,042
†Tata Motors	191,468	481,759
Tata Power	142,059	151,356
Tata Steel	41,761	313,937
Tech Mahindra	56,979	638,749
Titan	37,512	618,417
UltraTech Cement	11,625	671,264
†United Spirits	34,545	275,947
UPL	43,031	595,693
Vedanta	161,176	429,421
†Vodafone Idea	251,302	66,162
Wipro	184,727	679,817
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Yes Bank	207,082	$ 820,667
Zee Entertainment Enterprises	57,728	371,548
		58,624,000
Indonesia–2.17%
Adaro Energy	1,843,900	174,617
Astra International	2,460,100	1,263,204
Bank Central Asia	1,191,900	2,325,853
Bank Danamon Indonesia	338,400	221,006
†Bank Mandiri Persero	2,267,600	1,189,909
†Bank Negara Indonesia Persero	901,100	596,390
Bank Rakyat Indonesia Persero	6,757,400	1,962,080
Bank Tabungan Negara Persero	542,600	93,291
Bukit Asam	327,400	96,723
†Bumi Serpong Damai	986,200	97,530
Charoen Pokphand Indonesia	888,800	399,851
Gudang Garam	57,800	338,166
Hanjaya Mandala Sampoerna	1,113,300	293,721
Indah Kiat Pulp & Paper	324,400	196,229
Indocement Tunggal Prakarsa	220,100	339,295
Indofood CBP Sukses Makmur	273,100	179,124
Indofood Sukses Makmur	521,200	233,489
Jasa Marga Persero	278,900	117,208
Kalbe Farma	2,504,700	267,303
Pabrik Kertas Tjiwi Kimia	163,000	126,302
Pakuwon Jati	2,159,300	104,720
Perusahaan Gas Negara Persero	1,289,600	213,336
Semen Indonesia Persero	355,300	348,901
Surya Citra Media	749,200	87,184
Telekomunikasi Indonesia Persero	6,027,300	1,666,005
Tower Bersama Infrastructure	261,200	72,320
Unilever Indonesia	184,600	638,817
United Tractors	208,300	396,432
		14,039,006
Luxembourg–0.05%
Reinet Investments	17,551	300,193
		300,193

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia–2.19%
AirAsia Group	192,700	$ 125,782
Alliance Bank Malaysia	128,900	129,309
AMMB Holdings	195,800	218,946
Axiata Group	326,100	332,147
British American Tobacco Malaysia	18,300	162,142
CIMB Group Holdings	579,600	732,420
Dialog Group	439,800	341,409
DiGi.Com	374,200	417,596
Fraser & Neave Holdings	16,400	140,107
Gamuda	252,800	178,845
Genting	256,800	418,221
Genting Malaysia	355,000	278,849
Genting Plantations	30,900	80,274
HAP Seng Consolidated	72,800	176,562
Hartalega Holdings	169,800	192,830
Hong Leong Bank	78,200	389,487
Hong Leong Financial Group	29,400	138,195
IHH Healthcare	262,800	372,082
IJM	340,300	185,438
IOI	223,500	244,325
IOI Properties Group	211,600	68,491
Kuala Lumpur Kepong	51,100	310,418
Malayan Banking	469,700	1,067,310
Malaysia Airports Holdings	107,100	190,241
Maxis	281,500	370,078
MISC	131,900	216,506
Nestle Malaysia	7,000	251,771
Petronas Chemicals Group	290,300	651,824
Petronas Dagangan	25,500	156,438
Petronas Gas	83,100	359,152
PPB Group	68,100	305,524
Press Metal Aluminium Holdings	173,500	192,111
Public Bank	351,800	1,997,314
QL Resources	75,400	127,143
RHB Bank	128,400	179,499
Sime Darby	304,900	166,694
Sime Darby Plantation	285,600	351,429
Sime Darby Property	392,000	106,695
SP Setia Group	199,300	110,966
Telekom Malaysia	144,400	113,369
Tenaga Nasional	380,100	1,180,903
Top Glove	164,900	186,883
Westports Holdings	131,000	120,762
YTL	419,300	108,941
		14,145,428
Mexico–2.63%
Alfa Class A	364,700	386,678
Alsea	64,500	135,046
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
America Movil	4,071,400	$ 2,909,304
Arca Continental	52,700	293,227
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	218,600	298,558
†Cemex	1,851,100	864,026
Coca-Cola Femsa	63,100	416,955
El Puerto de Liverpool	24,000	151,491
Fibra Uno Administracion	407,300	561,316
Fomento Economico Mexicano	235,000	2,166,185
Gruma Class B	25,415	260,275
Grupo Aeroportuario del Pacifico Class B	43,000	381,213
Grupo Aeroportuario del Sureste Class B	24,995	403,933
Grupo Bimbo A	197,800	412,613
Grupo Carso	53,700	210,232
Grupo Financiero Banorte Class O	315,900	1,716,189
Grupo Financiero Inbursa Class O	279,500	386,774
Grupo Mexico B	425,400	1,164,630
Grupo Televisa	295,900	653,990
Industrias Penoles	16,375	204,352
Infraestructura Energetica Nova	63,600	255,576
†Kimberly-Clark de Mexico Class A	182,200	308,450
Megacable Holdings	35,200	163,249
Mexichem	125,600	300,246
Promotora y Operadora de Infraestructura	27,070	268,409
Wal-Mart de Mexico	637,400	1,703,980
		16,976,897
Peru–0.42%
Cia de Minas Buenaventura ADR	21,300	368,064
Credicorp	8,200	1,967,590
Southern Copper	10,200	404,736
		2,740,390
Philippines–1.10%
Aboitiz Equity Ventures	234,040	262,890
Aboitiz Power	188,500	127,079
Alliance Global Group	465,600	143,385
Ayala	30,490	546,026
Ayala Land	892,300	763,519
BDO Unibank	237,790	606,946
DMCI Holdings	510,300	116,618

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Dubai Islamic Bank PJSC	105,210	$ 168,872
Globe Telecom	4,255	157,040
GT Capital Holdings	10,540	187,112
International Container Terminal Services	111,310	277,056
JG Summit Holdings	344,980	417,322
Jollibee Foods	52,090	314,465
Manila Electric	26,440	191,592
Megaworld	1,445,000	159,625
Metro Pacific Investments	1,817,000	167,900
Metropolitan Bank & Trust	196,300	298,986
PLDT	10,185	223,261
Robinsons Land	266,100	124,156
Security Bank	28,960	95,412
SM Investments	29,080	517,789
SM Prime Holdings	1,226,100	932,227
Universal Robina	105,290	304,669
		7,103,947
Poland–1.12%
†Alior Bank	10,685	166,475
Bank Handlowy w Warszawie	4,184	73,589
†Bank Millennium	70,826	165,039
Bank Polska Kasa Opieki	20,625	591,512
CCC	3,378	189,507
†CD Projekt	8,091	422,166
†Cyfrowy Polsat	30,070	201,179
†Dino Polska	5,743	180,802
Grupa Lotos	10,984	238,628
†Jastrzebska Spolka Weglowa	6,768	107,616
†KGHM Polska Miedz	16,862	470,070
LPP	155	336,071
mBank	1,741	192,810
†Orange Polska	84,058	112,356
†PGE Polska Grupa Energetyczna	100,530	260,445
Polski Koncern Naftowy ORLEN	36,336	924,908
Polskie Gornictwo Naftowe i Gazownictwo	208,066	339,317
Powszechna Kasa Oszczednosci Bank Polski	106,264	1,068,398
Powszechny Zaklad Ubezpieczen	73,264	773,361
Santander Bank Polska	4,268	423,881
		7,238,130
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar–0.92%
Barwa Real Estate	22,702	$ 228,532
Commercial Bank PQSC	24,342	300,608
†Ezdan Holding Group QSC	95,406	259,430
Industries Qatar QSC	21,995	749,848
Masraf Al Rayan QSC	44,261	447,191
Ooredoo QPSC	9,422	171,839
Qatar Electricity & Water QSC	6,102	288,763
Qatar Insurance	18,401	184,724
Qatar Islamic Bank	13,985	582,867
Qatar National Bank QPSC	54,721	2,712,995
		5,926,797
Republic of Korea–12.33%
Amorepacific	3,891	647,621
AMOREPACIFIC Group	3,411	209,600
BGF retail	909	174,977
BNK Financial Group	30,536	179,807
†Celltrion	10,080	1,611,817
†Celltrion Healthcare	6,156	362,988
†Celltrion Pharm	1,962	95,992
Cheil Worldwide	8,063	171,954
CJ	1,710	187,813
CJ CheilJedang	984	280,169
CJ ENM	1,282	263,377
†CJ Logistics	1,023	149,331
Coway	6,204	516,499
Daelim Industrial	3,308	280,968
†Daewoo Engineering & Construction	21,297	95,476
†Daewoo Shipbuilding & Marine Engineering	4,354	107,465
DB Insurance	5,953	360,295
DGB Financial Group	21,668	156,086
Doosan Bobcat	5,779	157,464
E-MART	2,514	381,381
Fila Korea	5,473	376,436
GS Engineering & Construction	7,221	271,682
GS Holdings	6,105	284,359
GS Retail	3,452	119,190
Hana Financial Group	36,489	1,171,586
Hankook Tire	8,909	293,932
Hanmi Pharm	766	308,184
Hanmi Science	1,659	113,308
Hanon Systems	22,121	221,592
Hanwha	5,281	141,773
Hanwha Chemical	12,581	232,397
Hanwha Life Insurance	38,941	137,369

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
HDC Hyundai Development Co-Engineering & Construction	3,377	$ 151,032
†HLB	3,983	281,748
Hotel Shilla	3,731	314,422
Hyundai Department Store	1,799	160,352
Hyundai Engineering & Construction	9,389	442,580
Hyundai Glovis	2,227	252,436
†Hyundai Heavy Industries	4,592	482,434
Hyundai Heavy Industries Holdings	1,173	344,451
Hyundai Marine & Fire Insurance	7,417	247,841
Hyundai Mobis	8,290	1,524,483
Hyundai Motor	16,907	1,782,623
Hyundai Steel	9,635	382,047
Industrial Bank of Korea	30,261	374,686
Kakao	6,045	552,330
Kangwon Land	14,035	395,888
KB Financial Group	48,356	1,789,277
KCC	680	191,014
Kia Motors	31,984	996,788
Korea Aerospace Industries	8,740	272,777
†Korea Electric Power	31,168	819,754
Korea Gas	3,548	141,159
Korea Investment Holdings	4,966	272,295
Korea Zinc	1,022	419,242
Korean Air Lines	6,075	170,811
KT	3,538	85,383
KT&G	14,188	1,293,759
Kumho Petrochemical	2,137	179,580
LG	11,497	785,360
LG Chem	5,587	1,804,651
†LG Display	28,064	483,591
LG Electronics	12,893	854,898
LG Household & Health Care	1,139	1,423,343
LG Innotek	1,819	189,100
LG Uplus	12,854	175,059
Lotte	3,733	162,709
Lotte Chemical	2,070	531,076
Lotte Shopping	1,332	209,168
Medy-Tox	519	267,781
Mirae Asset Daewoo	47,310	306,315
NAVER	17,062	1,867,304
NCSoft	2,128	930,329
†Netmarble	3,062	337,648
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
NH Investment Securities	16,497	$ 196,019
OCI	2,093	171,786
Orange Life Insurance	4,202	133,385
Orion Corp	2,578	227,284
Ottogi	154	104,648
†Pan Ocean	30,814	111,843
†Pearl Abyss	730	108,148
POSCO	9,481	2,117,105
POSCO Chemtech	2,456	130,607
Posco Daewoo	6,322	99,105
S-1	1,999	176,988
†Samsung Biologics	2,001	564,818
Samsung C&T	9,205	869,180
Samsung Card	3,710	112,434
Samsung Electro-Mechanics	6,776	626,743
Samsung Electronics	578,634	22,823,021
†Samsung Engineering	18,611	264,802
Samsung Fire & Marine Insurance	3,738	991,224
†Samsung Heavy Industries	53,083	387,074
Samsung Life Insurance	8,469	627,704
Samsung SDI	6,690	1,267,804
Samsung SDS	4,222	875,997
Samsung Securities	7,387	217,334
Shinhan Financial Group	51,968	1,929,684
Shinsegae	873	260,259
†SillaJen	7,086	402,788
SK Holdings	3,841	916,725
SK Hynix	70,718	4,636,718
SK Innovation	7,868	1,244,667
SK Telecom	2,438	539,941
S-Oil	5,405	426,627
†ViroMed	1,632	403,865
Woori Financial Group	57,455	695,979
Yuhan	1,064	225,194
		79,599,912
Romania–0.06%
NEPI Rockcastle	45,118	379,737
		379,737
Russia–3.64%
Alrosa PJSC	307,307	432,848
Gazprom PJSC	1,288,400	2,937,705
Inter RAO UES PJSC	3,699,000	210,669
LUKOIL PJSC	59,010	5,300,693
Magnit PJSC GDR	43,132	609,428
Magnitogorsk Iron & Steel Works PJSC	261,800	183,138

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
MMC Norilsk Nickel PJSC	7,702	$ 1,610,477
Mobile TeleSystems PJSC	3,800	14,620
Mobile TeleSystems PJSC ADR	58,000	438,480
†Moscow Exchange	161,510	224,733
Novatek PJSC GDR	11,091	1,901,630
†Novolipetsk Steel	143,810	373,689
PhosAgro PJSC	13,617	170,922
Polymetal International	22,897	257,819
†Polyus PJSC	3,166	262,342
Rosneft Oil PJSC	141,350	887,544
Sberbank of Russia PJSC	1,310,440	4,282,321
Severstal PJSC	25,180	394,499
Surgutneftegas PJSC	856,200	324,590
Tatneft PJSC	184,280	2,120,421
VTB Bank PJSC	381,470,000	207,138
X5 Retail Group GDR	14,674	365,676
		23,511,382
South Africa–5.72%
Absa Group	87,507	926,075
Anglo American Platinum	6,470	330,309
AngloGold Ashanti	49,898	656,069
Aspen Pharmacare Holdings	46,753	301,994
Bid	40,667	840,637
Bidvest Group	40,794	549,461
Capitec Bank Holdings	4,871	455,743
Clicks Group	30,523	389,683
Discovery	43,209	410,885
Exxaro Resources	30,062	341,889
FirstRand	409,712	1,793,999
Fortress REIT Class A	136,562	173,396
Fortress REIT Class B	97,393	72,764
Foschini Group	26,945	305,777
Gold Fields	98,644	363,596
Growthpoint Properties	359,188	608,060
Hyprop Investments	32,780	160,120
Investec	34,065	199,457
Kumba Iron Ore	7,571	226,880
Liberty Holdings	16,498	115,519
Life Healthcare Group Holdings	157,980	294,265
MMI Holdings	103,331	118,809
Mr Price Group	30,969	406,784
MTN Group	205,998	1,267,993
†MultiChoice Group	52,631	440,271
Naspers Class N	53,133	12,382,200
Nedbank Group	48,552	848,520
Netcare	139,617	227,095
Old Mutual	599,656	909,914
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Pick n Pay Stores	46,928	$ 215,992
PSG Group	18,061	327,469
Rand Merchant Investment Holdings	87,778	204,754
Redefine Properties	659,685	443,488
Remgro	64,197	826,177
Resilient REIT	35,384	133,674
RMB Holdings	85,061	448,882
Sanlam	216,959	1,113,518
Sappi	63,424	292,971
Sasol	67,915	2,117,630
Shoprite Holdings	53,654	591,109
SPAR Group	23,074	307,416
Standard Bank Group	157,640	2,033,393
Telkom	32,871	166,943
Tiger Brands	19,364	356,378
Truworths International	52,577	254,282
Vodacom Group	76,411	590,018
Woolworths Holdings	119,146	383,897
		36,926,155
Taiwan–11.32%
†Acer	340,000	218,566
Advantech	41,000	341,191
Airtac International Group	13,000	169,047
ASE Technology Holding	419,000	919,126
Asia Cement	270,000	351,756
Asustek Computer	85,000	615,938
AU Optronics	1,076,000	396,640
Catcher Technology	79,000	610,294
Cathay Financial Holding	993,000	1,450,505
Chailease Holding	140,000	573,670
Chang Hwa Commercial Bank	668,000	400,159
Cheng Shin Rubber Industry	240,000	327,059
Chicony Electronics	74,000	172,424
China Airlines	330,000	105,672
China Development Financial Holding	1,625,000	543,902
China Life Insurance	308,000	261,638
China Steel	1,530,000	1,256,693
Chunghwa Telecom	463,000	1,646,408
Compal Electronics	495,000	308,047
CTBC Financial Holding	2,134,000	1,417,158
Delta Electronics	253,000	1,307,209
E.Sun Financial Holding	1,182,000	912,130
Eclat Textile	21,000	283,170
Eva Airways	262,284	128,605
Evergreen Marine Taiwan	272,000	105,636

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Far Eastern New Century	398,000	$ 394,019
Far EasTone Telecommunications	191,000	460,741
Feng TAY Enterprise	41,000	290,652
First Financial Holding	1,196,000	819,117
Formosa Chemicals & Fibre	428,000	1,559,388
Formosa Petrochemical	150,000	563,104
Formosa Plastics	542,000	1,929,246
Formosa Taffeta	106,000	126,700
Foxconn Technology	109,000	217,862
Fubon Financial Holding	808,000	1,207,868
Giant Manufacturing	40,000	286,050
Globalwafers	26,000	256,860
Highwealth Construction	103,000	169,956
Hiwin Technologies	27,000	228,674
Hon Hai Precision Industry	1,593,000	3,807,132
Hotai Motor	33,000	405,014
Hua Nan Financial Holdings	906,000	570,618
Innolux	1,110,000	360,864
Inventec	298,000	227,038
Largan Precision	12,000	1,799,806
Lite-On Technology	262,000	381,885
MediaTek	184,000	1,691,755
Mega Financial Holding	1,322,000	1,204,363
Micro-Star International	85,000	239,483
Nan Ya Plastics	627,000	1,607,709
Nanya Technology	130,000	259,989
Nien Made Enterprise	19,000	167,727
Novatek Microelectronics	69,000	444,268
Pegatron	243,000	421,377
Phison Electronics	17,000	166,907
Pou Chen	273,000	333,032
Powertech Technology	88,000	208,380
President Chain Store	69,000	680,200
Quanta Computer	327,000	614,191
Realtek Semiconductor	54,000	319,971
Ruentex Development	70,000	105,990
Ruentex Industries	46,000	120,961
Shanghai Commercial & Savings Bank, Ltd.	371,000	586,721
Shin Kong Financial Holding	1,283,000	378,510
SinoPac Financial Holdings	1,280,000	474,080
Standard Foods	52,000	87,460
Synnex Technology International	179,000	215,288
†TaiMed Biologics	22,000	120,154
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taishin Financial Holding	1,197,000	$ 546,116
Taiwan Business Bank	483,000	188,247
Taiwan Cement	556,000	745,471
Taiwan Cooperative Financial Holding	1,064,000	673,718
Taiwan High Speed Rail	235,000	274,794
Taiwan Mobile	195,000	705,456
Taiwan Semiconductor Manufacturing	2,985,000	23,907,034
†Tatung	221,000	174,719
Uni-President Enterprises	587,000	1,426,398
United Microelectronics	1,425,000	539,657
Vanguard International Semiconductor	104,000	224,928
Walsin Technology	38,000	247,748
Win Semiconductors	40,000	283,708
Winbond Electronics	376,000	180,618
Wistron	330,000	254,461
WPG Holdings	178,000	232,471
Yageo	31,000	326,646
Yuanta Financial Holding	1,202,000	685,623
Zhen Ding Technology Holding	56,000	174,205
		73,125,771
Thailand–2.33%
Advanced Info Service NVDR	126,000	731,728
Airports of Thailand NVDR	520,500	1,116,939
Bangkok Bank NVDR	31,700	207,024
Bangkok Dusit Medical Services NVDR	483,200	377,789
Bangkok Expressway & Metro	895,100	285,054
Banpu NVDR	264,500	135,240
Berli Jucker NVDR	141,900	221,699
BTS Group Holdings NVDR	679,169	235,512
Bumrungrad Hospital NVDR	42,300	239,279
Central Pattana NVDR	161,700	373,660
Charoen Pokphand Foods NVDR	413,000	332,012
CP ALL NVDR	611,900	1,441,898
Delta Electronics Thailand NVDR	63,900	143,015
Electricity Generating NVDR	16,900	155,634
Energy Absolute NVDR	154,400	233,892
Glow Energy NVDR	59,800	171,476

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Gulf Energy Development NVDR	49,800	$ 150,080
Home Product Center NVDR	466,400	225,101
Indorama Ventures NVDR	201,700	316,677
IRPC NVDR	1,178,200	213,394
Kasikornbank NVDR	218,500	1,292,534
Krung Thai Bank NVDR	414,200	250,847
Land & Houses NVDR	343,800	115,996
Minor International NVDR	271,200	333,452
Muangthai Capital NVDR	72,800	101,246
PTT NVDR	1,286,900	1,946,639
PTT Exploration & Production NVDR	168,100	664,684
PTT Global Chemical NVDR	267,000	567,089
Robinson NVDR	64,000	118,606
Siam Cement NVDR	46,500	706,965
Siam Commercial Bank NVDR	222,500	925,649
Thai Oil NVDR	134,100	293,754
Thai Union Group NVDR	244,500	148,795
TMB Bank NVDR	1,404,400	90,260
True NVDR	1,171,100	175,931
		15,039,550
Turkey–0.56%
†Akbank	340,792	388,036
Anadolu Efes Biracilik Ve Malt Sanayii	26,223	82,510
†Arcelik	23,171	70,439
Aselsan Elektronik Sanayi Ve Ticaret	43,275	165,621
BIM Birlesik Magazalar	25,322	346,074
Eregli Demir ve Celik Fabrikalari	172,036	282,189
Ford Otomotiv Sanayi	8,880	77,863
Haci Omer Sabanci Holding	116,181	163,919
KOC Holding	93,753	271,497
†Petkim Petrokimya Holding	104,390	85,235
TAV Havalimanlari Holding	22,984	96,429
Tupras Turkiye Petrol Rafinerileri	14,942	335,119
†Turk Hava Yollari	69,847	162,507
Turkcell Iletisim Hizmetleri	136,326	295,960
Turkiye Garanti Bankasi	275,907	415,064
Turkiye Halk Bankasi	79,084	90,901
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Is Bankasi Class C	199,290	$ 197,656
Turkiye Sise ve Cam Fabrikalari	85,411	89,432
		3,616,451
United Arab Emirates–0.72%
Abu Dhabi Commercial Bank PJSC	251,497	649,748
Aldar Properties PJSC	455,234	225,038
DAMAC Properties Dubai PJSC	232,504	85,756
DP World	19,884	318,144
Dubai Islamic Bank PJSC	196,724	262,710
Emaar Development PJSC	102,481	108,301
Emaar Malls PJSC	250,073	118,588
Emaar Properties PJSC	421,798	539,704
Emirates Telecommunications Group PJSC	211,085	961,319
First Abu Dhabi Bank PJSC	331,256	1,377,921
		4,647,229
United Kingdom–0.05%
Mondi	14,185	314,667
		314,667
Total Common Stock (Cost $551,857,441)		612,341,778
PREFERRED STOCKS–3.71%
Brazil–2.70%
Banco Bradesco 2.69%	408,000	4,459,984
Braskem 3.94%	20,600	265,961
†Centrais Eletricas Brasileiras	26,800	257,983
Cia Brasileira de Distribuicao 1.83%	19,100	443,627
Cia Energetica de Minas Gerais 4.51%	105,000	370,082
Gerdau 0.38%	124,400	480,081
Itau Unibanco Holding 4.33%	586,500	5,124,488
Itausa - Investimentos Itau 3.45%	537,600	1,640,803
Lojas Americanas 0.50%	89,500	380,598
Petroleo Brasileiro 3.26%	474,300	3,371,287
Telefonica Brasil 10.15%	54,200	657,540
		17,452,434

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Chile–0.11%
Embotelladora Andina 3.86%	36,366	$ 132,798
Sociedad Quimica y Minera de Chile 5.47%	14,540	558,826
		691,624
Colombia–0.16%
Bancolombia 2.46%	54,698	693,155
Grupo Aval Acciones y Valores 3.83%	457,600	177,268
Grupo de Inversiones Suramericana 1.52%	14,468	156,115
		1,026,538
Republic of Korea–0.64%
Amorepacific 0.93%	1,149	108,523
=†CJ	280	9,045
Hyundai Motor 4.62%	4,133	278,127
Hyundai Motor 5.04%	2,725	166,338
LG Chem 3.00%	985	180,917
LG Household & Health Care 1.13%	246	181,223
Samsung Electronics 2.95%	99,530	3,186,968
		4,111,141
Russia–0.10%
Surgutneftegas PJSC	836,300	522,313
Transneft PJSC	60	161,396
		683,709
Total Preferred Stocks (Cost $23,022,087)		23,965,446
	Number of Shares	Value (U.S. $)
RIGHTS–0.01%
Hong Kong–0.00%
=†Xinjiang Goldwind Science expiration date 4/19/24	15,048	$ 5,923
		5,923
India–0.01%
=†Vodafone Idearts expiration date 4/19/24	575,349	47,756
		47,756
Total Rights (Cost $53,578)		53,679

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	1,545,607	1,545,607
Total Money Market Fund (Cost $1,545,607)		1,545,607

TOTAL INVESTMENTS–98.78% (Cost $576,478,713)	637,906,510
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.22%	7,881,810
NET ASSETS APPLICABLE TO 58,348,857 SHARES OUTSTANDING–100.00%	$645,788,320

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
112	E-mini MSCI Emerging Markets Index	$5,921,440	$5,901,273	6/21/19	$20,167	$—
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- MSCI China A Index[3]	(4,607,052)	(1.00%)	10/18/19	$873,292	$878,763	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$28,363,921	$—	$—	$28,363,921
Chile	3,464,506	2,398,445	—	5,862,951
China	53,890,107	102,619,300	—	156,509,407
Colombia	1,904,963	—	—	1,904,963
Czech Republic	—	1,025,117	—	1,025,117
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Egypt	$208,950	$619,780	$—	$828,730
Greece	293,340	1,110,571	—	1,403,911
Hong Kong	192,654	49,638,585	329,582	50,160,821
Hungary	—	2,026,315	—	2,026,315
India	556,226	58,067,774	—	58,624,000
Indonesia	221,006	13,818,000	—	14,039,006
Luxembourg	300,193	—	—	300,193
Malaysia	310,418	13,835,010	—	14,145,428
Mexico	16,976,897	—	—	16,976,897
Peru	2,740,390	—	—	2,740,390
Philippines	1,211,826	5,892,121	—	7,103,947
Poland	192,810	7,045,320	—	7,238,130
Qatar	948,564	4,978,233	—	5,926,797
Republic of Korea	3,497,387	76,102,525	—	79,599,912
Romania	379,737	—	—	379,737
Russia	19,928,066	3,583,316	—	23,511,382
South Africa	4,778,255	32,147,900	—	36,926,155
Taiwan	705,456	72,420,315	—	73,125,771
Thailand	171,476	14,868,074	—	15,039,550
Turkey	1,149,174	2,467,277	—	3,616,451
United Arab Emirates	318,144	4,329,085	—	4,647,229
United Kingdom	—	314,667	—	314,667
Preferred Stocks
Brazil	17,452,434	—	—	17,452,434
Chile	132,798	558,826	—	691,624
Colombia	1,026,538	—	—	1,026,538
Republic of Korea	—	4,102,096	9,045	4,111,141
Russia	683,709	—	—	683,709
Rights	—	—	53,679	53,679
Money Market Fund	1,545,607	—	—	1,545,607
Total Investments	$163,545,552	$473,968,652	$392,306	$637,906,510
Derivatives:

Assets:
Futures Contracts	$20,167	$—	$—	$20,167
Swap Contracts	$—	$878,763	$—	$878,763
During the period ended March 31, 2019, transfers out of Level 1 investments into Level 3 investments were made in the amount of $9,045 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–16